JPMORGAN INSURANCE TRUST

270 Park Avenue

New York, New York 10017

August 29, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Insurance Trust (the “Trust”) on behalf of

JPMorgan Global Allocation Portfolio and

JPMorgan Income Builder Portfolio (the “Portfolios”)

File No. 811-7874 and 33-66080

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 44 under the 1933Act (Amendment No. 45 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering new Portfolios as new series of the Trust.

Included in the filing are the prospectuses and Statement of Additional Information for the Portfolios. The JPMorgan Global Allocation Portfolio seeks to maximize long-term total return and the JPMorgan Income Builder Portfolio seeks to maximize income while maintaining prospects for capital appreciation. We are registering Class 1 and Class 2 Shares for both Portfolios.

If you have any questions or comments, please contact me at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis
Carmine Lekstutis Assistant Secretary